Intangible Assets (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortized intangible assets - core deposits [Abstract]
Gross Carrying Amount	$ 6,118	$ 6,118	$ 6,118
Accumulated Amortization	4,445	4,186	$ 3,838
Summary of estimated intangible amortization [Abstract]
Three months ending December 31, 2017	87
2018	346	346
2019	346	346
2020	346	346
2021	346	346
2022	202	202
Total	$ 1,673	$ 1,932